Employee benefit - Disclosure of defined benefit plans (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 2,696	€ 2,975
Allowance for retirement defined benefit
Disclosure of defined benefit plans [line items]
Defined benefit obligations	2,306	2,544
Allowance for seniority awards
Disclosure of defined benefit plans [line items]
Defined benefit obligations	€ 390	€ 432